S000059365 [Member] Investment Objectives and Goals - Western Asset Total Return ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET TOTAL RETURN ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Western Asset Total Return ETF (the “fund”) seeks to maximize total return, consistent with prudent investment management and liquidity needs.